Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Fair Value Hierarchy for Assets Measured and Adjusted to Fair Value On Recurring Basis
The following tables summarize the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2025	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	215.1	—	215.1	—
Derivative financial instruments	14,24	16.2	—	16.2	—
Liabilities
Notes payable	16	364.7	—	—	364.7
Derivative financial instruments	19,24	3.8	—	3.8	—

At December 31, 2024
Assets
Investments held for self-insured liabilities	14	195.7	—	195.7	—
Derivative financial instruments	14,24	20.7	—	20.7	—
Liabilities
Notes payable	16	116.8	—	—	116.8

Schedule of Fair Value Hierarchy for Liabilities Measured and Not Measured at Fair Value
The following tables summarize the Company’s fair value hierarchy for those assets and liabilities measured and adjusted to fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2025	Notes	$	$	$	$
Assets
Investments held for self-insured liabilities	14	215.1	—	215.1	—
Derivative financial instruments	14,24	16.2	—	16.2	—
Liabilities
Notes payable	16	364.7	—	—	364.7
Derivative financial instruments	19,24	3.8	—	3.8	—

At December 31, 2024
Assets
Investments held for self-insured liabilities	14	195.7	—	195.7	—
Derivative financial instruments	14,24	20.7	—	20.7	—
Liabilities
Notes payable	16	116.8	—	—	116.8
The following tables summarize the Company’s fair value hierarchy for those liabilities that were not measured at fair value but are required to be disclosed at fair value on a recurring basis:

		Carrying Amount	Level 1	Level 2	Level 3
At December 31, 2025	Note	$	$	$	$
Senior unsecured notes	16	971.6	—	979.4	—

At December 31, 2024
Senior unsecured notes	16	548.1	—	548.2	—